Label	Element	Value
KraneShares MSCI All China Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares MSCI All China Index ETF
Supplement [Text Block]	ck0001547576_SupplementTextBlock

KRANE SHARES TRUST

KraneShares MSCI All China Index ETF (the “Fund”)

Supplement dated April 12, 2019 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

The Fund's investment adviser, Krane Funds Advisors, LLC, will waive its advisory fee by 0.20% of the Fund's average daily net assets until August 1, 2020. The following changes to the Prospectuses and Statement of Additional Information apply:

●     In the Fund Summary/Summary Prospectus section of the Prospectuses related to the Fund, the table and text under the “Fees and Expenses of the Fund” and “Example” headings are deleted in their entirety and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Fee Waivers for the periods described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of your shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following change applies to the Prospectuses effective April 16, 2019:

●     In the Fund Summary/Summary Prospectus section of the Prospectuses related to the Fund, the second paragraph under the “Principal Investment Strategies of the Fund” heading is deleted in its entirety and replaced with the following:

Currently, the Fund plans to achieve its investment objective, in part, by investing a portion of its assets in the Underlying Fund. The Underlying Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of an index that is highly correlated to a portion of the Underlying Index.

Supplement Closing [Text Block]	ck0001547576_SupplementclosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
KraneShares MSCI All China Index ETF | KraneShares MSCI All China Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	$ 1,063

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	The expense information in the table has been restated based on estimated amounts for the current fiscal year.
[3]	Krane has also contractually agreed to waive its advisory fee by 0.20% of the Fund's average daily net assets ("Fee Waiver"). The Fee Waiver will continue until August 1, 2020, and may only be terminated prior thereto by the Board.
[4]	Krane has contractually agreed to waive its management fee in the amount of any Acquired Fund Fees and Expenses incurred by the Fund that are attributable to the Fund's investment in the KraneShares Bosera MSCI China A Share ETF ("AFFE Fee Waiver"). The Fee Waiver will continue until April 16, 2020, and may only be terminated prior thereto by the Board.